Employee deferred compensation	6 Months Ended
Jun. 30, 2016
Employee deferred compensation
23 Employee deferred compensation
> Refer to “Note 24 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q16 and “Note 28 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2015 for further information.
Deferred compensation expense
in	6M16	6M15
Deferred compensation expense (CHF million)
Share awards	334	444
Performance share awards	205	303
Contingent Capital Awards	62	196
Contingent Capital share awards	6	0
Capital Opportunity Facility awards	6	7
Plus Bond awards [1]	5	11
2011 Partner Asset Facility awards [2]	0	1
Restricted Cash Awards	0	21
2008 Partner Asset Facility awards [3]	(16)	22
Other cash awards	140	207
Total deferred compensation expense	742	1,212
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets prior to the CCA conversion.
3 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	6M16
Estimated unrecognized compensation expense (CHF million)
Share awards	697
Performance share awards	306
Contingent Capital Awards	211
Contingent Capital share awards	58
Other cash awards	266
Estimated unrecognized deferred compensation expense	1,538

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
6M16 activity
In 6M16, the Bank granted share awards, performance share awards and Contingent Capital Awards as part of the 2015 variable compensation. Expense recognition for these awards began in 6M16 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M16, the Bank granted 33.1 million shares at a weighted-average share price of CHF 18.21. Each share award granted entitles the holder of the award to receive one Group share and is subject to service conditions as it vests over three years, such that the share award vests equally on each of the three anniversaries of the grant date.
Performance share awards
In 6M16, the Bank granted 21.3 million performance shares at a weighted-average share price of CHF 18.62. Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Unlike the share award, the outstanding performance share award is subject to a negative adjustment in the event of a divisional loss in which the employee worked as of December 31, 2015, or a negative return on equity (ROE) of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions.
Contingent Capital Awards
In 6M16, the Bank awarded Contingent Capital Awards (CCA) with a total value of CHF 217 million. CCA are scheduled to vest on the third anniversary of the grant date and will be expensed over a three-year period from the grant date.
In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 213 million of their CCA into the new Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Upon conversion, CHF 135 million of the liability related to CCA that were converted into Contingent Capital share awards was reclassified to total shareholder’s equity.
Other cash awards
In 6M16, the Bank granted a special cash award of CHF 183 million, which will be expensed over a two-year period from the grant date.
Share-based award activity
	6M16
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	78.9	55.3	0.0
Granted	33.1	21.3	15.4
Settled	(34.8)	(26.1)	(2.5)
Forfeited	(6.4)	(0.9)	0.0
Balance at end of period	70.8	49.6	12.9
of which vested	4.9	3.0	0.3
of which unvested	65.9	46.6	12.6